Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	As of December 31, 2023	As of March 31, 2023
Statutory liabilities	1,499,260	1,417,751
Deferred revenue	1,423,827	108,442
Advances from customers	188,383	52,227
Provision for income tax	83,079	83,054
Retirement benefits	3,008	3,008
Other payables	5,539,707	839,411
	8,737,264	2,503,893

Other current liabilities consist of the following:

	As of March 31, 2023	As of March 31, 2022
Statutory liabilities	1,417,751	658,834
Deferred revenue	108,442	292,031
Advance from customers	52,227	—
Provision for income tax	83,054	137,862
Retirements benefits	3,008	4,706
Other payables	839,411	1,032,636
	2,503,893	2,126,069

Summary Of Obliged To Issue Warrants Shares	As per the agreement entered into, if the principal and interest payments are not made as per the repayment schedule, the Company is obliged to issue warrants in the following sequence:

Milestone (days past due)	Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date
180 days	1.00%
210 days	1.17%
240 days	1.33%
270 days	1.50%
300 days	1.67%
330 days	1.83%
360 days	2.50%

Schedule of Assumptions Used In Calculating Estimated Fair Value Of Warrants Due

Assumptions used in calculating estimated fair value of Forward Purchase Agreement as of December 31, 2023 is as follows:

Volatility	62.80%
Risk-free rate	3.88%
Dividend yield	0.00%
Strike price	10.77
Remaining term (years)	1.25 years

Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Assumptions Used In Calculating Estimated Fair Value Of Warrants Due

A comparison of the assumptions used in calculating estimated fair value of warrants due as of December 31, 2023 is as follows:

Closing price	$5.09
Risk Free rate	3.87%
Dividend Yield	—%
Volatility	41.55%
Expected Life of the option	5 years